Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class A common stock
Stockholders' equity
Stock repurchase program, authorized amount			$ 25,000,000
Period over which stock can be repurchased under the stock repurchase program			12 months
Number of shares repurchased	0	3,300,000
Aggregate purchase price of shares repurchased		11,400,000
Class B common stock
Stockholders' equity
Conversion of class B common stock into class A common stock (in shares)	2,500,000	0
LIN Television
Stockholders' equity
Aggregate purchase price of shares repurchased		11,386,000	(2,729,000)
LIN Television | Class A common stock
Stockholders' equity
Stock repurchase program, authorized amount			25,000,000
Period over which stock can be repurchased under the stock repurchase program			12 months
Number of shares repurchased	0	3,300,000
Aggregate purchase price of shares repurchased		$ 11,400,000
LIN Television | Class B common stock
Stockholders' equity
Conversion of class B common stock into class A common stock (in shares)	2,500,000.0